Derivative Financial Instruments (Impact of Derivatives and their Location Within Unaudited Consolidated Statement of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Realized gain (loss) on derivatives, net									$ 769	$ (715)
Unrealized gain (loss) on derivatives, net	(5,962)	8,354	2,198	(1,153)	(889)	(364)	439	106	9,741	1,046	(147)	3,437	(707)
Realized / Unrealilzed Gain on derivatives									$ 10,510	$ 331